Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Financial Position Of The Joint Venture [Table Text Block]	A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	December 31,
	2015	2014
Assets
Real estate properties, at fair value	$9,615.7	$7,980.2
Other assets	256.1	246.8

Total assets	$9,871.8	$8,227.0

Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$2,487.5	$2,750.0
Other liabilities	162.4	147.0

Total liabilities	2,649.9	2,897.0

Equity	7,221.9	5,330.0

Total liabilities and equity	$9,871.8	$8,227.0

Schedule Of Results Of Operations Of The Joint Venture [Table Text Block]	A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	Years Ended December 31,
	2015	2014	2013
Operating Revenue and Expenses
Revenues	$609.5	$612.8	$562.5
Expenses	318.6	315.8	309.6

Excess of revenues over expenses	$290.9	$297.0	$252.9